Other current assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Current Assets

As of December 31, 2017 and 2016, other current assets consisted of the following:

	As of December 31, 2016	As of December 31, 2017
Indemnification asset	60	30
Reserves at CBR*	312	229
Prepaid expenses	204	99
VAT and other taxes receivable	22	51
Other	63	49

Total other current assets	661	458